Other disclosures - Risk Management and Principal Risks (audited) (Tables)	12 Months Ended
Dec. 31, 2020
Other disclosures - Risk Management and Principal Risks
Maximum exposure and effects of collateral and other credit enhancements (audited)
Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2020	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	191,127	-	-	-	-	191,127
Cash collateral and settlement balances	101,367	-	-	-	-	101,367
Loans and advances at amortised cost:
Home loans	159,647	-	(284)	(159,203)	(85)	75
Credit cards, unsecured loans and other retail lending	40,813	-	(967)	(3,825)	(195)	35,826
Wholesale loans	142,172	(6,988)	(62)	(37,103)	(23,963)	74,056
Total loans and advances at amortised cost	342,632	(6,988)	(1,313)	(200,131)	(24,243)	109,957
Of which credit-impaired (Stage 3):
Home loans	1,813	-	(14)	(1,796)	-	3
Credit cards, unsecured loans and other retail lending	921	-	(14)	(237)	(2)	668
Wholesale loans	2,525	-	(4)	(872)	(232)	1,417
Total credit-impaired loans and advances at amortised cost	5,259	-	(32)	(2,905)	(234)	2,088
Reverse repurchase agreements and other similar secured lending	9,031	-	-	(9,031)	-	-
Trading portfolio assets:
Debt securities	56,482	-	-	(391)	-	56,091
Traded loans	8,348	-	-	(374)	-	7,974
Total trading portfolio assets	64,830	-	-	(765)	-	64,065
Financial assets at fair value through the income statement:
Loans and advances	30,879	-	(9)	(23,677)	-	7,193
Debt securities	1,693	-	-	(292)	-	1,401
Reverse repurchase agreements	137,616	-	(672)	(136,537)	-	407
Other financial assets	343	-	-	-	-	343
Total financial assets at fair value through the income statement	170,531	-	(681)	(160,506)	-	9,344
Derivative financial instruments	302,446	(233,080)	(43,291)	(4,773)	(6,409)	14,893
Financial assets at fair value through other comprehensive income	77,927	-	-	(106)	(1,385)	76,436
Other assets	850	-	-	-	-	850
Total on-balance sheet	1,260,741	(240,068)	(45,285)	(375,312)	(32,037)	568,039

Off-balance sheet:
Contingent liabilities	21,609	-	(1,095)	(2,135)	(282)	18,097
Loan commitments	333,049	-	(128)	(40,714)	(1,520)	290,687
Total off-balance sheet	354,658	-	(1,223)	(42,849)	(1,802)	308,784

Total	1,615,399	(240,068)	(46,508)	(418,161)	(33,839)	876,823

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2019	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	150,258	-	-	-	-	150,258
Cash collateral and settlement balances	83,256	-	-	-	-	83,256
Loans and advances at amortised cost:
Home loans	154,479	-	(294)	(153,939)	(70)	176
Credit cards, unsecured loans and other retail lending	55,296	-	(778)	(5,283)	(258)	48,977
Wholesale loans	129,340	(7,636)	(148)	(39,981)	(12,071)	69,504
Total loans and advances at amortised cost	339,115	(7,636)	(1,220)	(199,203)	(12,399)	118,657
Of which credit-impaired (Stage 3):
Home loans	1,809	-	(2)	(1,785)	(14)	8
Credit cards, unsecured loans and other retail lending	1,074	-	(12)	(250)	(2)	810
Wholesale loans	1,812	-	(9)	(909)	(20)	874
Total credit-impaired loans and advances at amortised cost	4,695	-	(23)	(2,944)	(36)	1,692
Reverse repurchase agreements and other similar secured lending	3,379	-	-	(3,379)	-	-
Trading portfolio assets:
Debt securities	52,739	-	-	(423)	-	52,316
Traded loans	5,378	-	-	(134)	-	5,244
Total trading portfolio assets	58,117	-	-	(557)	-	57,560
Financial assets at fair value through the income statement:
Loans and advances	22,692	-	(14)	(16,580)	(57)	6,041
Debt securities	5,249	-	-	-	-	5,249
Reverse repurchase agreements	96,887	-	(1,132)	(95,736)	-	19
Other financial assets	763	-	-	-	-	763
Total financial assets at fair value through the income statement	125,591	-	(1,146)	(112,316)	(57)	12,072
Derivative financial instruments	229,236	(175,998)	(33,411)	(5,511)	(5,564)	8,752
Financial assets at fair value through other comprehensive income	64,727	-	-	(305)	(1,051)	63,371
Other assets	1,375	-	-	-	-	1,375
Total on-balance sheet	1,055,054	(183,634)	(35,777)	(321,271)	(19,071)	495,301

Off-balance sheet:
Contingent liabilities	24,527	-	(400)	(4,412)	(159)	19,556
Loan commitments	334,455	-	(84)	(47,008)	(1,950)	285,413
Total off-balance sheet	358,982	-	(484)	(51,420)	(2,109)	304,969

Total	1,414,036	(183,634)	(36,261)	(372,691)	(21,180)	800,270

Loans and advances at amortised cost by stage and product (audited)
Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	153,250	23,896	2,732	179,878	332	1,509	1,147	2,988	176,890
Barclays International[a]	21,048	5,500	1,992	28,540	396	1,329	1,205	2,930	25,610
Head Office	4,267	720	844	5,831	4	51	380	435	5,396
Total Barclays Group retail	178,565	30,116	5,568	214,249	732	2,889	2,732	6,353	207,896
Barclays UK	31,918	4,325	1,126	37,369	13	129	116	258	37,111
Barclays International[a]	79,911	16,565	2,270	98,746	288	546	859	1,693	97,053
Head Office	570	-	33	603	-	-	31	31	572
Total Barclays Group wholesale[b]	112,399	20,890	3,429	136,718	301	675	1,006	1,982	134,736
Total loans and advances at amortised cost	290,964	51,006	8,997	350,967	1,033	3,564	3,738	8,335	342,632
Off-balance sheet loan commitments and financial guarantee contracts[c]	289,939	52,891	2,330	345,160	256	758	50	1,064	344,096
Total[d]	580,903	103,897	11,327	696,127	1,289	4,322	3,788	9,399	686,728

					Loan impairment charge and loan loss rate
	Coverage ratio				Loan impairment charge	Loan loss rate
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2020%		%	%	%	£m	bps
Barclays UK	0.2	6.3	42.0	1.7	1,070	59
Barclays International[a]	1.9	24.2	60.5	10.3	1,680	589
Head Office	0.1	7.1	45.0	7.5	91	156
Total Barclays Group retail	0.4	9.6	49.1	3.0	2,841	133
Barclays UK	-	3.0	10.3	0.7	154	41
Barclays International[a]	0.4	3.3	37.8	1.7	914	93
Head Office	-	-	93.9	5.1	-	-
Total Barclays Group wholesale[b]	0.3	3.2	29.3	1.4	1,068	78
Total loans and advances at amortised cost	0.4	7.0	41.5	2.4	3,909	111
Off-balance sheet loan commitments and financial guarantee contracts[c]	0.1	1.4	2.1	0.3	776
Other financial assets subject to impairment[d]					153
Total[e]	0.2	4.2	33.4	1.4	4,838

Notes

a Private Banking have refined the methodology to classify £5bn of their exposure between Wholesale and Retail during the year.

b Includes Wealth and Private Banking exposures measured on an individual customer exposure basis, and excludes Business Banking exposures that are managed on a collective basis. The net impact is a difference in total exposure of £7,551m of balances reported as wholesale loans in the Loans and advances at amortised cost by product disclosure.

c Excludes loan commitments and financial guarantees of £9.5bn carried at fair value.

d Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.3bn and impairment allowance of £165m. This comprises £11m ECL on £175.7bn Stage 1 assets, £9m on £4.4bn Stage 2 fair value through other comprehensive income assets, other assets, cash collateral and settlement assets and £145m on £154m Stage 3 other assets.

e The loan loss rate is 138bps after applying the total impairment charge of £4,838m.

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	143,097	23,198	2,446	168,741	198	1,277	974	2,449	166,292
Barclays International	27,886	4,026	1,875	33,787	352	774	1,359	2,485	31,302
Head Office	4,803	500	826	6,129	5	36	305	346	5,783
Total Barclays Group retail	175,786	27,724	5,147	208,657	555	2,087	2,638	5,280	203,377
Barclays UK	27,891	2,397	1,124	31,412	16	38	108	162	31,250
Barclays International	92,615	8,113	1,615	102,343	136	248	447	831	101,512
Head Office	2,974	-	37	3,011	-	-	35	35	2,976
Total Barclays Group wholesale[a]	123,480	10,510	2,776	136,766	152	286	590	1,028	135,738
Total loans and advances at amortised cost	299,266	38,234	7,923	345,423	707	2,373	3,228	6,308	339,115
Off-balance sheet loan commitments and financial guarantee contracts[b]	321,140	19,185	935	341,260	97	170	55	322	340,938
Total[c]	620,406	57,419	8,858	686,683	804	2,543	3,283	6,630	680,053

					Loan impairment charge and loan loss rate
	Coverage ratio				Loan impairment charge	Loan loss rate
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2019%		%	%	%	£m	bps
Barclays UK	0.1	5.5	39.8	1.5	661	39
Barclays International	1.3	19.2	72.5	7.4	999	296
Head Office	0.1	7.2	36.9	5.6	27	44
Total Barclays Group retail	0.3	7.5	51.3	2.5	1,687	81
Barclays UK	0.1	1.6	9.6	0.5	33	11
Barclays International	0.1	3.1	27.7	0.8	113	11
Head Office	-	-	94.6	1.2	-	-
Total Barclays Group wholesale[a]	0.1	2.7	21.3	0.8	146	11
Total loans and advances at amortised cost	0.2	6.2	40.7	1.8	1,833	53
Off-balance sheet loan commitments and financial guarantee contracts[b]	-	0.9	5.9	0.1	71
Other financial assets subject to impairment[c]					8
Total[d]	0.1	4.4	37.1	1.0	1,912

Notes

a Included in the above analysis are Wealth and Private Banking exposures measured on an individual customer exposure basis, and excludes Business Banking exposures that are managed on a collective basis. The net impact is a difference in total exposure of £6,434m of balances reported as wholesale loans in the Loans and advances at amortised cost by product disclosure.

b Excludes loan commitments and financial guarantees of £17.7bn carried at fair value.

c Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn and impairment allowance of £24m. This comprises £12m ECL on £148.5bn Stage 1 assets £2m on £0.8bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £10m on £10m Stage 3 other assets.

d The loan loss rate is 55bps after applying the total impairment charge of £1,912m.

Loans and advances at amortised cost by product (audited)
		Stage 2
As at 31 December 2020	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	138,639	16,651	1,785	876	19,312	2,234	160,185
Credit cards, unsecured loans and other retail lending	33,021	9,470	544	306	10,320	3,172	46,513
Wholesale loans	119,304	19,501	1,097	776	21,374	3,591	144,269
Total	290,964	45,622	3,426	1,958	51,006	8,997	350,967

Impairment allowance
Home loans	33	57	13	14	84	421	538
Credit cards, unsecured loans and other retail lending	680	2,382	180	207	2,769	2,251	5,700
Wholesale loans	320	650	50	11	711	1,066	2,097
Total	1,033	3,089	243	232	3,564	3,738	8,335

Net exposure
Home loans	138,606	16,594	1,772	862	19,228	1,813	159,647
Credit cards, unsecured loans and other retail lending	32,341	7,088	364	99	7,551	921	40,813
Wholesale loans	118,984	18,851	1,047	765	20,663	2,525	142,172
Total	289,931	42,533	3,183	1,726	47,442	5,259	342,632

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.3	0.7	1.6	0.4	18.8	0.3
Credit cards, unsecured loans and other retail lending	2.1	25.2	33.1	67.6	26.8	71.0	12.3
Wholesale loans	0.3	3.3	4.6	1.4	3.3	29.7	1.5
Total	0.4	6.8	7.1	11.8	7.0	41.5	2.4

As at 31 December 2019
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	135,713	14,733	1,585	725	17,043	2,155	154,911
Credit cards, unsecured loans and other retail lending	46,012	9,759	496	504	10,759	3,409	60,180
Wholesale loans	117,541	9,374	374	684	10,432	2,359	130,332
Total	299,266	33,866	2,455	1,913	38,234	7,923	345,423

Impairment allowance
Home loans	22	37	14	13	64	346	432
Credit cards, unsecured loans and other retail lending	542	1,597	159	251	2,007	2,335	4,884
Wholesale loans	143	284	9	9	302	547	992
Total	707	1,918	182	273	2,373	3,228	6,308

Net exposure
Home loans	135,691	14,696	1,571	712	16,979	1,809	154,479
Credit cards, unsecured loans and other retail lending	45,470	8,162	337	253	8,752	1,074	55,296
Wholesale loans	117,398	9,090	365	675	10,130	1,812	129,340
Total	298,559	31,948	2,273	1,640	35,861	4,695	339,115

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.3	0.9	1.8	0.4	16.1	0.3
Credit cards, unsecured loans and other retail lending	1.2	16.4	32.1	49.8	18.7	68.5	8.1
Wholesale loans	0.1	3.0	2.4	1.3	2.9	23.2	0.8
Total	0.2	5.7	7.4	14.3	6.2	40.7	1.8

Movement in gross exposure and impairment allowance including provisions for loan commitments and financial guarantees (audited)

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired is included in Note 7. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	135,713	22	17,043	64	2,155	346	154,911	432
Transfers from Stage 1 to Stage 2	(8,724)	(1)	8,724	1	-	-	-	-
Transfers from Stage 2 to Stage 1	4,618	14	(4,618)	(14)	-	-	-	-
Transfers to Stage 3	(308)	-	(420)	(10)	728	10	-	-
Transfers from Stage 3	47	1	219	2	(266)	(3)	-	-
Business activity in the year	22,548	7	714	2	4	-	23,266	9
Changes to models used for calculation[a]	-	-	-	-	-	-	-	-
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(6,195)	(9)	(841)	42	(57)	105	(7,093)	138
Final repayments	(9,060)	(1)	(1,509)	(3)	(308)	(15)	(10,877)	(19)
Disposals[c]	-	-	-	-	-	-	-	-
Write-offs[d]	-	-	-	-	(22)	(22)	(22)	(22)
As at 31 December 2020[e]	138,639	33	19,312	84	2,234	421	160,185	538

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	46,012	542	10,759	2,007	3,409	2,335	60,180	4,884
Transfers from Stage 1 to Stage 2	(6,571)	(134)	6,571	134	-	-	-	-
Transfers from Stage 2 to Stage 1	3,080	482	(3,080)	(482)	-	-	-	-
Transfers to Stage 3	(712)	(25)	(1,162)	(398)	1,874	423	-	-
Transfers from Stage 3	76	39	67	12	(143)	(51)	-	-
Business activity in the year	5,598	67	324	83	59	28	5,981	178
Changes to models used for calculation[a]	-	13	-	296	-	-	-	309
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes[b]	(9,678)	(229)	(2,706)	1,174	(10)	1,353	(12,394)	2,298
Final repayments	(3,291)	(67)	(270)	(37)	(204)	(84)	(3,765)	(188)
Disposals[c]	(1,493)	(8)	(183)	(20)	(204)	(144)	(1,880)	(172)
Write-offs[d]	-	-	-	-	(1,609)	(1,609)	(1,609)	(1,609)
As at 31 December 2020[e]	33,021	680	10,320	2,769	3,172	2,251	46,513	5,700

Wholesale loans
As at 1 January 2020	117,541	143	10,432	302	2,359	547	130,332	992
Transfers from Stage 1 to Stage 2	(12,531)	(35)	12,531	35	-	-	-	-
Transfers from Stage 2 to Stage 1	4,121	40	(4,121)	(40)	-	-	-	-
Transfers to Stage 3	(1,137)	(4)	(875)	(58)	2,012	62	-	-
Transfers from Stage 3	471	22	247	13	(718)	(35)	-	-
Business activity in the year	27,863	46	2,336	149	634	85	30,833	280
Changes to models used for calculation[a]	-	-	-	-	-	-	-	-
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	13,828	130	3,811	339	(64)	799	17,575	1,268
Final repayments	(28,458)	(22)	(2,977)	(29)	(299)	(59)	(31,734)	(110)
Disposals[c]	(2,394)	-	(10)	-	-	-	(2,404)	-
Write-offs[d]	-	-	-	-	(333)	(333)	(333)	(333)
As at 31 December 2020[e]	119,304	320	21,374	711	3,591	1,066	144,269	2,097

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	130,066	31	18,206	82	2,476	351	150,748	464
Transfers from Stage 1 to Stage 2	(9,051)	(1)	9,051	1	-	-	-	-
Transfers from Stage 2 to Stage 1	8,000	28	(8,000)	(28)	-	-	-	-
Transfers to Stage 3	(199)	-	(510)	(15)	709	15	-	-
Transfers from Stage 3	43	2	294	3	(337)	(5)	-	-
Business activity in the year	24,935	3	734	2	3	-	25,672	5
Changes to models used for calculation[a]	-	-	-	-	-	-	-	-
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(6,931)	(38)	(843)	27	(214)	24	(7,988)	13
Final repayments	(10,427)	(2)	(1,827)	(4)	(454)	(13)	(12,708)	(19)
Disposals[b]	(723)	(1)	(62)	(4)	(2)	-	(787)	(5)
Write-offs[c]	-	-	-	-	(26)	(26)	(26)	(26)
As at 31 December 2019[d]	135,713	22	17,043	64	2,155	346	154,911	432

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	45,785	528	12,229	2,304	3,760	2,511	61,774	5,343
Transfers from Stage 1 to Stage 2	(3,604)	(72)	3,604	72	-	-	-	-
Transfers from Stage 2 to Stage 1	4,522	701	(4,522)	(701)	-	-	-	-
Transfers to Stage 3	(857)	(21)	(1,264)	(448)	2,121	469	-	-
Transfers from Stage 3	144	103	28	14	(172)	(117)	-	-
Business activity in the year	9,664	120	704	123	89	39	10,457	282
Changes to models used for calculation[a]	-	16	-	(110)	-	(7)	-	(101)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(5,975)	(779)	351	806	373	1,836	(5,251)	1,863
Final repayments	(3,667)	(54)	(371)	(53)	(290)	(74)	(4,328)	(181)
Disposals[b]	-	-	-	-	(777)	(627)	(777)	(627)
Write-offs[c]	-	-	-	-	(1,695)	(1,695)	(1,695)	(1,695)
As at 31 December 2019[d]	46,012	542	10,759	2,007	3,409	2,335	60,180	4,884

Wholesale loans
As at 1 January 2019	105,375	129	13,012	329	2,267	505	120,654	963
Transfers from Stage 1 to Stage 2	(3,419)	(11)	3,419	11	-	-	-	-
Transfers from Stage 2 to Stage 1	5,213	84	(5,213)	(84)	-	-	-	-
Transfers to Stage 3	(501)	(2)	(650)	(19)	1,151	21	-	-
Transfers from Stage 3	473	35	205	25	(678)	(60)	-	-
Business activity in the year	40,837	51	1,757	27	31	-	42,625	78
Changes to models used for calculation[a]	-	(9)	-	(19)	-	-	-	(28)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	5,929	(104)	321	85	122	334	6,372	315
Final repayments	(34,081)	(30)	(2,419)	(53)	(372)	(91)	(36,872)	(174)
Disposals[b]	(2,285)	-	-	-	-	-	(2,285)	-
Write-offs[c]	-	-	-	-	(162)	(162)	(162)	(162)
As at 31 December 2019[d]	117,541	143	10,432	302	2,359	547	130,332	992

Notes

a Recoveries and reimbursements includes £364m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain loans assets with third parties. Cash recoveries of previously written off amounts to £35m.

b Includes foreign exchange and interest and fees in suspense.

c Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.3bn (December 2019: £149.3bn) and impairment allowance of £165m (December 2019: £24m). This comprises £11m ECL (December 2019: £12m) on £175.7bn Stage 1 assets (December 2019: £148.5bn), £9m (December 2019: £2m) on £4.4bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2019: £0.8bn) and £145m (December 2019: £10m) on £154m Stage 3 other assets (December 2019: £10m).

Reconciliation of ECL movement to impairment charge/(release) for the period	£m
Home loans	128
Credit cards, unsecured loans and other retail lending	2,597
Wholesale loans	1,438
ECL movement excluding assets derecognised due to disposals and write-offs	4,163
Recoveries and reimbursements[a]	(399)
Exchange and other adjustments[b]	145
Impairment charge on loan commitments and financial guarantees	776
Impairment charge on other financial assets[c]	153
Income statement charge for the period	4,838

Notes

a Changes to models used for calculation include a £309m adjustment which largely represents model remediation to correct for over recovery of debt in UK unsecured lending. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.

b Transfers and risk parameters change has seen an ECL increase which is materially driven by stage migration in response to the macroeconomic scenario updates, partially offset by a net release in ECL of £0.6bn due to a reclassification of £2bn gross loans and advances from Stage 2 to Stage 1 in credit cards and unsecured loans. The reclassification followed a review of back-testing of results which indicated that origination probability of default characteristics were unnecessarily moving Sage 1 accounts into Stage 2.

c The £1.9bn disposals reported within Credit cards, unsecured loans and other retail lending portfolio include £1.7bn sale of motor financing business within the Barclays Partner Finance business and £0.2bn relate to debt sales undertaken during the year. The £2.4bn disposal reported within Wholesale loans include sale of debt securities as part of Group Treasury Operations.

d In 2020, gross write-offs amounted to £1,964m (2019: £1,883m) and post write-off recoveries amounted to £35m (2019: £124m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,929m (2019: £1,759m).

e Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.3bn (December 2019: £149.3bn) and impairment allowance of £165m (December 2019: £24m). This comprises £11m ECL (December 2019: £12m) on £175.7bn Stage 1 assets (December 2019: £148.5bn), £9m (December 2019: £2m) on £4.4bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2019: £0.8bn) and £145m (December 2019: £10m) on £154m Stage 3 other assets (December 2019: £10m).

Loan commitments and financial guarantees (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	9,542	-	500	-	4	-	10,046	-
Net transfers between stages	(82)	-	78	-	4	-	-	-
Business activity in the year	7,975	-	-	-	-	-	7,975	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,332)	-	(27)	-	(2)	-	(5,361)	-
Limit management and final repayments	(242)	-	(35)	-	(1)	-	(278)	-
As at 31 December 2020	11,861	-	516	-	5	-	12,382	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	125,759	35	6,238	71	250	14	132,247	120
Net transfers between stages	(5,477)	43	4,725	(40)	752	(3)	-	-
Business activity in the year	5,214	2	158	3	2	1	5,374	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,298	(22)	1,636	272	(671)	15	2,263	265
Limit management and final repayments	(12,423)	(3)	(640)	(1)	(104)	(4)	(13,167)	(8)
As at 31 December 2020	114,371	55	12,117	305	229	23	126,717	383

Wholesale loans
As at 1 January 2020	185,839	62	12,447	99	681	41	198,967	202
Net transfers between stages	(28,325)	67	27,319	(72)	1,006	5	-	-
Business activity in the year	42,917	32	4,708	102	774	2	48,399	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	13,637	47	(44)	338	(69)	(20)	13,524	365
Limit management and final repayments	(50,361)	(7)	(4,172)	(14)	(296)	(1)	(54,829)	(22)
As at 31 December 2020	163,707	201	40,258	453	2,096	27	206,061	681

Loan commitments and financial guarantees (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	6,948	-	546	-	13	-	7,507	-
Net transfers between stages	(39)	-	47	-	(8)	-	-	-
Business activity in the year	2,848	-	-	-	-	-	2,848	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	-	(40)	-	-	-	(39)	-
Limit management and final repayments	(216)	-	(53)	-	(1)	-	(270)	-
As at 31 December 2019	9,542	-	500	-	4	-	10,046	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	124,611	41	9,016	65	267	20	133,894	126
Net transfers between stages	117	44	(1,082)	(43)	965	(1)	-	-
Business activity in the year	14,619	2	218	1	6	6	14,843	9
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,151)	(48)	(1,172)	54	(874)	(9)	(3,197)	(3)
Limit management and final repayments	(12,437)	(4)	(742)	(6)	(114)	(2)	(13,293)	(12)
As at 31 December 2019	125,759	35	6,238	71	250	14	132,247	120

Wholesale loans
As at 1 January 2019	178,430	58	12,564	85	404	2	191,398	145
Net transfers between stages	(875)	7	580	(8)	295	1	-	-
Business activity in the year	53,685	22	2,779	22	16	-	56,480	44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(487)	(1)	1,190	36	232	41	935	76
Limit management and final repayments	(44,914)	(24)	(4,666)	(36)	(266)	(3)	(49,846)	(63)
As at 31 December 2019	185,839	62	12,447	99	681	41	198,967	202

Notes

a Changes to models used for calculation include a £101m movement in Credit cards, unsecured loans and other retail lending and a £28m movement in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.

b The £787m movement of gross loans and advances disposed of across Home loans relates to the sale of a portfolio of mortgages from the Italian loan book. The £777m disposal reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sales undertaken during the year. Finally, disposals of £2,285m within Wholesale loans relate to the sale of debt securities as part of the Group’s Treasury operations.

c In 2019, gross write-offs amounted to £1,883m (2018: £1,891m) and post write-off recoveries amounted to £124m (2018: £195m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,759m (2018: £1,696m).

d Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn (December 2018: £129.9bn) and impairment allowance of £24m (December 2018: £12m). This comprises £12m ECL (December 2018: £10m) on £148.5bn Stage 1 assets (December 2018: £129.3bn), £2m (December 2018: £2m) on £0.8bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.6bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Reconciliation of ECL movement to impairment charge/(release) for the period	£m
Home loans	(1)
Credit cards, unsecured loans and other retail lending	1,863
Wholesale loans	191
ECL movement excluding assets derecognised due to disposals and write-offs	2,053
Recoveries and reimbursements	(124)
Exchange and other adjustments[a]	(96)
Impairment charge on loan commitments and financial guarantees	71
Impairment charge on other financial assets[b]	8
Income statement charge for the period	1,912

Notes

a Includes foreign exchange and interest and fees in suspense.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn (December 2018: £129.9bn) and impairment allowance of £24m (December 2018: £12m). This comprises £12m ECL (December 2018: £10m) on £148.5bn Stage 1 assets (December 2018: £129.3bn), £2m (December 2018: £2m) on £0.8bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.6bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment (audited)

Management adjustments to models for impairment (audited)

Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.

Total management adjustments to impairment allowance are presented by product below.

Management adjustments to models for impairment (audited)[a]
	2020		2019
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowancesb
As at 31 December	£m	%	£m	%
Home loans	131	24.3	57	13.2
Credit cards, unsecured loans and other retail lending	1,234	20.3	308	6.2
Wholesale loans	23	0.8	(25)	(2.1)
Total	1,388	14.8	340	5.1

Management adjustments to models for impairment charges (audited)[a]
	Impairment allowance pre management adjustments[c]	Economic uncertainty adjustments	Other adjustments	Total impairment allowance
As at 31 December 2020	£m	£m	£m	£m
Home loans	407	21	110	538
Credit cards, unsecured loans and other retail lending	4,849	1,625	(391)	6,083
Wholesale loans	2,755	421	(398)	2,778
Total	8,011	2,067	(679)	9,399

Notes

a Positive values relate to an increase in impairment allowance.

b The 2019 comparative figures have been restated to impairment allowance on both drawn and undrawn exposures.

c Includes £6.8bn of modelled ECL, £0.9bn of individually assessed impairments and £0.3bn ECL from non-modelled exposures.

Core macroeconomic variables for each scenario and the respective scenario weights

The tables below show the key consensus macroeconomic variables used in the five scenarios (3 year annual paths), the probability weights applied to each scenario and the macroeconomic variables by scenario using ‘specific bases’ i.e. the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios and the lowest unemployment for upside scenarios. 5-year average tables and movement over time graphs provide additional transparency.

Annual paths show quarterly averages for the year (unemployment and base rate) or change in the year (GDP and HPI). Expected worst point is the most negative quarter in the relevant 3 year period, which is calculated relative to the start point for GDP and HPI.

Baseline average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31 December 2020%		%	%	%
UK GDP[a]	6.3	3.3	2.6	1.2
UK unemployment[b]	6.7	6.4	5.8	7.4
UK HPI[c]	2.4	2.3	5.0	0.6
UK bank rate	-	(0.1)	-	(0.1)
US GDP[a]	3.9	3.1	2.9	1.0
US unemployment[d]	6.9	5.7	5.6	7.5
US HPI[e]	2.8	4.7	4.7	0.7
US federal funds rate	0.3	0.3	0.3	0.3

	2020	2021	2022	Expected Worst Point
As at 31 December 2019%		%	%	%
UK GDP[a]	1.3	1.5	1.6	0.3
UK unemployment[b]	4.1	4.2	4.2	4.2
UK HPI[c]	1.9	3.1	3.6	0.3
UK bank rate	0.6	0.5	0.8	0.5
US GDP[a]	2.1	1.9	1.9	0.5
US unemployment[d]	3.6	3.9	4.0	4.0
US HPI[e]	3.4	2.9	2.8	1.0
US federal funds rate	1.7	1.5	1.7	1.5

Downside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31 December 2020%		%	%	%
UK GDP[a]	(3.9)	6.5	2.6	(11.0)
UK unemployment[b]	8.0	9.3	7.8	10.1
UK HPI[c]	(13.6)	(10.8)	0.5	(23.0)
UK bank rate	(0.2)	(0.2)	(0.1)	(0.2)
US GDP[a]	(2.4)	3.6	2.1	(6.0)
US unemployment[d]	13.4	11.9	10.1	13.7
US HPI[e]	(17.2)	(0.7)	0.6	(17.8)
US federal funds rate	0.3	0.3	0.3	0.3

	2020	2021	2022	Expected Worst Point
As at 31 December 2019%		%	%	%
UK GDP[a]	1.3	1.5	1.6	0.3
UK unemployment[b]	4.1	4.2	4.2	4.2
UK HPI[c]	1.9	3.1	3.6	0.3
UK bank rate	0.6	0.5	0.8	0.5
US GDP[a]	2.1	1.9	1.9	0.5
US unemployment[d]	3.6	3.9	4.0	4.0
US HPI[e]	3.4	2.9	2.8	1.0
US federal funds rate	1.7	1.5	1.7	1.5

Downside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31 December 2020%		%	%	%
UK GDP[a]	0.1	6.6	3.2	(7.0)
UK unemployment[b]	7.3	8.0	6.9	8.4
UK HPI[c]	(6.7)	(3.5)	1.7	(10.0)
UK bank rate	(0.1)	(0.1)	-	(0.1)
US GDP[a]	0.4	3.6	2.3	(3.0)
US unemployment[d]	11.0	8.9	6.9	11.5
US HPI[e]	(5.9)	1.8	2.6	(5.9)
US federal funds rate	0.3	0.3	0.3	0.3

	2020	2021	2022	Expected Worst Point
As at 31 December 2019%		%	%	%
UK GDP[a]	0.6	0.3	0.6	0.1
UK unemployment[b]	4.7	5.7	5.7	5.8
UK HPI[c]	(2.6)	(4.1)	(1.7)	(8.2)
UK bank rate	1.7	2.8	2.8	0.8
US GDP[a]	1.2	0.4	0.8	0.2
US unemployment[d]	4.0	5.1	5.3	5.4
US HPI[e]	1.2	0.5	0.8	0.5
US federal funds rate	2.6	3.0	3.0	2.0

Upside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31 December 2020%		%	%	%
UK GDP[a]	12.2	5.3	3.9	5.0
UK unemployment[b]	6.2	5.5	4.8	7.4
UK HPI[c]	6.6	10.4	10.8	1.1
UK bank rate	0.1	0.3	0.3	0.1
US GDP[a]	7.1	4.6	4.0	3.4
US unemployment[d]	5.5	4.3	4.1	6.1
US HPI[e]	8.8	9.1	8.9	1.7
US federal funds rate	0.3	0.4	0.6	0.3

	2020	2021	2022	Expected Worst Point
As at 31 December 2019%		%	%	%
UK GDP[a]	3.0	4.0	3.4	0.9
UK unemployment[b]	3.7	3.4	3.5	3.9
UK HPI[c]	6.8	10.8	9.9	1.0
UK bank rate	0.6	0.5	0.5	0.5
US GDP[a]	3.4	4.2	3.6	1.0
US unemployment[d]	3.3	3.0	3.0	3.5
US HPI[e]	7.4	7.6	7.2	1.6
US federal funds rate	1.7	1.5	1.5	1.5

Upside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31 December 2020%		%	%	%
UK GDP[a]	9.3	3.9	3.4	3.5
UK unemployment[b]	6.4	6.0	5.2	7.4
UK HPI[c]	4.6	6.1	6.1	0.8
UK bank rate	0.1	0.1	0.3	0.1
US GDP[a]	5.5	4.0	3.7	2.1
US unemployment[d]	6.0	4.8	4.6	6.7
US HPI[e]	6.8	6.7	6.3	1.4
US federal funds rate	0.3	0.3	0.5	0.3

	2020	2021	2022	Expected Worst Point
As at 31 December 2019%		%	%	%
UK GDP[a]	2.2	2.8	2.5	0.6
UK unemployment[b]	3.9	3.8	3.9	4.0
UK HPI[c]	5.0	7.0	6.8	0.7
UK bank rate	0.6	0.5	0.5	0.5
US GDP[a]	2.8	3.3	2.9	0.8
US unemployment[d]	3.5	3.6	3.7	3.7
US HPI[e]	5.1	4.7	4.4	1.4
US federal funds rate	1.7	1.5	1.5	1.5

Notes

a Average Real GDP seasonally adjusted change in year; expected worst point is the minimum growth relative to Q420 (2019: Q419) based on a 12 quarter period.

b Average UK unemployment rate 16-year+; expected worst point is the highest rate in the 12 quarter period starting Q121 (2019: Q120).

c Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end; worst point is based on minimum growth relative to Q420 (2019: Q419) based on a 12 quarter period.

d Average US civilian unemployment rate 16-year+; expected worst point is the highest rate in the 12 quarter period starting Q121 (2019: Q120).

e Change in year end US HPI = FHFA house price index, relative to prior year end; worst point is based on minimum growth relative to Q420 (2019: Q419) based on a 12 quarter period.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2020
Scenario probability weighting	20.2	24.2	24.7	15.5	15.4
As at 31 December 2019
Scenario probability weighting	10.1	23.1	40.8	22.7	3.3

Macroeconomic variables used in the calculation of ECL (specific bases)[a] (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2020
UK GDP[b]	14.2	8.8	0.7	(22.1)	(22.1)
UK unemployment[c]	4.0	4.0	5.7	8.4	10.1
UK HPI[d]	48.2	30.8	3.6	(4.5)	(18.3)
UK bank rate[c]	0.1	0.1	-	0.6	0.6
US GDP[b]	15.7	12.8	1.6	(10.6)	(10.6)
US unemployment[c]	3.8	3.8	6.4	13.0	13.7
US HPI[d]	42.2	30.9	3.8	(3.7)	(15.9)
US federal funds rate[c]	0.1	0.1	0.3	1.3	1.3
As at 31 December 2019
UK GDP[b]	15.4	11.7	1.5	0.2	(4.6)
UK unemployment[c]	3.4	3.8	4.1	5.8	8.8
UK HPI[d]	41.1	28.8	2.8	(6.3)	(31.1)
UK bank rate[c]	0.5	0.5	0.7	2.8	4.0
US GDP[b]	17.9	14.9	2.1	0.5	(3.0)
US unemployment[c]	3.0	3.5	3.9	5.4	8.5
US HPI[d]	35.8	23.7	3.2	0.3	(16.7)
US federal funds rate[c]	1.5	1.5	1.8	3.0	3.5

Macroeconomic variables used in the calculation of ECL (5-year averages)[a] (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2020
UK GDP[e]	2.5	1.6	0.7	0.1	(0.9)
UK unemployment[f]	5.0	5.3	5.7	6.5	7.2
UK HPI[g]	8.2	5.5	3.6	(0.2)	(3.6)
UK bank rate[f]	0.3	0.2	-	-	(0.1)
US GDP[e]	2.9	2.4	1.6	0.8	0.1
US unemployment[f]	5.3	5.7	6.4	8.3	10.4
US HPI[g]	7.3	5.5	3.8	0.8	(3.0)
US federal funds rate[f]	0.5	0.5	0.3	0.3	0.3
As at 31 December 2019
UK GDP[e]	2.9	2.2	1.5	0.8	(0.6)
UK unemployment[f]	3.6	3.9	4.1	5.1	7.0
UK HPI[g]	7.1	5.2	2.8	(1.1)	(6.9)
UK bank rate[f]	0.6	0.6	0.7	2.1	3.1
US GDP[e]	3.4	2.9	2.1	1.3	(0.1)
US unemployment[f]	3.2	3.7	3.9	4.7	6.6
US HPI[g]	6.3	4.3	3.2	1.6	(3.4)
US federal funds rate[f]	1.7	1.7	1.8	2.8	3.2

Notes

a UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index.

b Maximum growth relative to Q419 (2019: Q418), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q419 (2019: Q418), based on 20 quarter period in Downside scenarios.

c Lowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q120 (2019: Q119)

d Maximum growth relative to Q419 (2019: Q418), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q419 (2019: Q418), based on 20 quarter period in Downside scenarios.

e 5-year yearly average CAGR, starting 2019 (2019: 2018)

f 5-year average, Period based on 20 quarters from Q120 (2019: Q119)

g 5-year quarter end CAGR, starting Q419 (2019: Q418)

2019 data presented on a revised, simplified basis for ease of comparison.

The graphs below plot the historical data for GDP growth rate and unemployment rate in the UK and US as well as the forecasted data under each of the five scenarios.

ECL under 100% weighted scenarios for key principal portfolios

ECL under 100% weighted scenarios for modelled portfolios (audited)

The table below shows the ECL assuming scenarios have been 100% weighted. Model exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve to the final reported weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario. Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures. For Credit cards, unsecured loans and other retail lending, an average EAD measure is used (12 month or lifetime, depending on stage allocation in each scenario). Therefore, the model exposure movement into Stage 2 is higher than the corresponding Stage 1 reduction.

All ECL using a model is included, with the exception of Treasury assets (£13m of ECL), providing additional coverage as compared to the 2019 year-end disclosure. Non-modelled exposures and management adjustments are excluded. Management adjustments can be found in the Management adjustments to models for impairment section.

Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2020 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in both UK and US GDP. Unemployment in UK markets rises towards 10% and US markets rises towards 14% and there are substantial falls in asset prices including housing. Under the Downside 2 scenario, model exposure moves between stages as the economic environment weakens. This can be seen in the movement of £27bn of model exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2020	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	131,422	134,100	133,246	132,414	130,547	128,369
Credit cards, unsecured loans and other retail lending	51,952	53,271	52,932	51,995	50,168	48,717
Wholesale loans	149,099	155,812	154,578	152,141	144,646	131,415
Stage 1 Model ECL (£m)
Home loans	6	4	5	6	14	42
Credit cards, unsecured loans and other retail lending	392	316	340	372	415	415
Wholesale loans	262	242	258	249	278	290
Stage 1 Coverage (%)
Home loans	-	-	-	-	-	-
Credit cards, unsecured loans and other retail lending	0.8	0.6	0.6	0.7	0.8	0.9
Wholesale loans	0.2	0.2	0.2	0.2	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	19,180	16,502	17,356	18,188	20,055	22,233
Credit cards, unsecured loans and other retail lending	13,399	10,572	11,579	13,176	16,477	19,322
Wholesale loans	32,677	25,963	27,198	29,635	37,130	50,361
Stage 2 Model ECL (£m)
Home loans	37	31	32	33	42	63
Credit cards, unsecured loans and other retail lending	2,207	1,618	1,837	2,138	2,865	3,564
Wholesale loans	1,410	952	1,047	1,223	1,771	2,911
Stage 2 Coverage (%)
Home loans	0.2	0.2	0.2	0.2	0.2	0.3
Credit cards, unsecured loans and other retail lending	16.5	15.3	15.9	16.2	17.4	18.4
Wholesale loans	4.3	3.7	3.8	4.1	4.8	5.8
Stage 3 Model Exposure (£m)
Home loans	1,778	1,778	1,778	1,778	1,778	1,778
Credit cards, unsecured loans and other retail lending	2,585	2,585	2,585	2,585	2,585	2,585
Wholesale loans[a]	2,211	2,211	2,211	2,211	2,211	2,211
Stage 3 Model ECL (£m)
Home loans	307	282	286	290	318	386
Credit cards, unsecured loans and other retail lending	2,003	1,947	1,972	2,001	2,055	2,078
Wholesale loans[a]	146	128	134	141	157	184
Stage 3 Coverage (%)
Home loans	17.3	15.9	16.1	16.3	17.9	21.7
Credit cards, unsecured loans and other retail lending	77.5	75.3	76.3	77.4	79.5	80.4
Wholesale loans[a]	6.6	5.8	6.1	6.4	7.1	8.3
Total Model ECL (£m)
Home loans	350	317	323	329	374	491
Credit cards, unsecured loans and other retail lending	4,602	3,881	4,149	4,511	5,335	6,057
Wholesale loans[a]	1,818	1,322	1,439	1,613	2,206	3,385
Total ECL	6,770	5,520	5,911	6,453	7,915	9,933

Note

a Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £902m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL	£m
Total model ECL	6,770
ECL from individually assessed impairments	902
ECL from non-modelled and other management adjustments[a]	1,727
Total ECL	9,399

Note

a Includes £1.4bn of post model adjustments and £0.3bn ECL from non-modelled exposures.

	Scenarios
As at 31 December 2019	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	137,929	139,574	138,992	138,249	136,454	132,505
Credit cards, unsecured loans and other retail lending	68,619	69,190	69,012	68,388	68,309	67,015
Wholesale loans	160,544	162,717	162,058	161,111	157,720	143,323
Stage 1 Model ECL (£m)
Home loans	6	4	5	5	7	19
Credit cards, unsecured loans and other retail lending	505	490	495	495	511	528
Wholesale loans	209	162	174	188	271	297
Stage 1 Coverage (%)
Home loans	-	-	-	-	-	-
Credit cards, unsecured loans and other retail lending	0.7	0.7	0.7	0.7	0.7	0.8
Wholesale loans	0.1	0.1	0.1	0.1	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	16,889	15,245	15,826	16,570	18,364	22,314
Credit cards, unsecured loans and other retail lending	13,406	11,449	12,108	13,075	15,663	19,615
Wholesale loans	15,947	13,773	14,433	15,380	18,770	33,168
Stage 2 Model ECL (£m)
Home loans	41	33	34	36	47	170
Credit cards, unsecured loans and other retail lending	1,844	1,412	1,562	1,771	2,384	4,285
Wholesale loans	414	285	323	374	579	1,427
Stage 2 Coverage (%)
Home loans	0.2	0.2	0.2	0.2	0.3	0.8
Credit cards, unsecured loans and other retail lending	13.8	12.3	12.9	13.5	15.2	21.8
Wholesale loans	2.6	2.1	2.2	2.4	3.1	4.3
Stage 3 Model Exposure (£m)
Home loans	1,670	1,670	1,670	1,670	1,670	1,670
Credit cards, unsecured loans and other retail lending	3,008	3,008	3,008	3,008	3,008	3,008
Wholesale loans[a]	1,489	1,489	1,489	1,489	1,489	1,489
Stage 3 Model ECL (£m)
Home loans	268	262	264	266	272	316
Credit cards, unsecured loans and other retail lending	2,198	2,154	2,174	2,195	2,235	2,292
Wholesale loans[a]	118	111	114	117	127	128
Stage 3 Coverage (%)
Home loans	16.0	15.7	15.8	15.9	16.3	18.9
Credit cards, unsecured loans and other retail lending	73.1	71.6	72.3	73.0	74.3	76.2
Wholesale loans[a]	7.9	7.4	7.6	7.9	8.5	8.6
Total Model ECL (£m)
Home loans	315	299	303	307	326	505
Credit cards, unsecured loans and other retail lending	4,547	4,056	4,231	4,461	5,130	7,105
Wholesale loans[a]	741	558	611	679	977	1,852
Total ECL	5,603	4,913	5,145	5,447	6,433	9,462

Note

a Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £419m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL[a]	£m
Total model ECL	5,603
ECL from individually assessed impairments	419
ECL from non-modelled and other management adjustments	608
Total ECL	6,630

Note

a The table has been re-presented to separately show the impact of individually assessed impairments of £419m. This was included in the Barclays PLC Annual Report 2019 with non-modelled and other adjustments of £268m. Non-modelled and other adjustments are now disclosed within the other management adjustments category of £608m.

Concentrations of Credit Risk by geography and industry (audited)
Credit risk concentrations by geography (audited)
	UnitedKingdom	Americas	Europe	Asia	Africa and Middle East	Total
	£m	£m	£m	£m	£m	£m
As at 31 December 2020
On-balance sheet:
Cash and balances at central banks	66,459	36,063	69,963	17,987	655	191,127
Cash collateral and settlement balances	33,893	27,287	30,121	9,558	508	101,367
Loans and advances at amortised cost	262,231	41,094	24,949	10,728	3,630	342,632
Reverse repurchase agreements and other similar secured lending	10	152	373	8,285	211	9,031
Trading portfolio assets	9,829	31,000	17,107	5,948	946	64,830
Financial assets at fair value through the income statement	34,229	88,327	25,709	14,742	7,524	170,531
Derivative financial instruments	93,430	90,801	101,102	14,532	2,581	302,446
Financial assets at fair value through other comprehensive income	10,672	27,504	28,607	11,006	138	77,927
Other assets	608	185	57	-	-	850
Total on-balance sheet	511,361	342,413	297,988	92,786	16,193	1,260,741

Off-balance sheet:
Contingent liabilities	5,876	10,122	3,809	1,222	580	21,609
Loan commitments	112,561	175,926	38,836	4,169	1,557	333,049
Total off-balance sheet	118,437	186,048	42,645	5,391	2,137	354,658
Total	629,798	528,461	340,633	98,177	18,330	1,615,399

As at 31 December 2019
On-balance sheet:
Cash and balances at central banks	51,477	28,273	54,632	15,130	746	150,258
Cash collateral and settlement balances	27,431	23,595	26,008	5,385	837	83,256
Loans and advances at amortised cost	257,459	46,569	25,599	6,275	3,213	339,115
Reverse repurchase agreements and other similar secured lending	1,005	15	1,056	470	833	3,379
Trading portfolio assets	11,550	27,621	13,397	4,786	763	58,117
Financial assets at fair value through the income statement	29,001	70,849	11,286	12,534	1,921	125,591
Derivative financial instruments	69,844	63,344	83,165	11,189	1,694	229,236
Financial assets at fair value through other comprehensive income	9,444	23,052	24,443	7,665	123	64,727
Other assets	1,170	126	79	-	-	1,375
Total on-balance sheet	458,595	283,267	239,628	63,434	10,130	1,055,054

Off-balance sheet:
Contingent liabilities	7,539	10,838	3,862	1,562	726	24,527
Loan commitments	105,350	188,109	36,033	3,166	1,797	334,455
Total off-balance sheet	112,889	198,947	39,895	4,728	2,523	358,982
Total	571,484	482,214	279,523	68,162	12,653	1,414,036

Credit risk concentrations by industry (audited)
	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Whole-saleand retail distri-bution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
On-balance sheet:
Cash and balances at central banks	56	84	-	-	190,981	-	-	6	-	-	-	191,127
Cash collateral and settlement balances	17,986	67,305	375	35	13,946	871	30	575	-	-	244	101,367
Loans and advances at amortised cost	8,133	22,062	8,142	26,125	28,445	4,722	12,569	19,538	159,647	41,312	11,937	342,632
Reverse repurchase agreements and other similar secured lending	706	7,964	-	-	361	-	-	-	-	-	-	9,031
Trading portfolio assets	2,743	11,464	4,104	516	35,902	3,052	1,883	2,625	-	-	2,541	64,830
Financial assets at fair value through the income statement	21,824	131,943	608	5,668	5,530	13	64	3,712	971	-	198	170,531
Derivative financial instruments	155,767	116,526	4,126	2,725	11,649	3,288	1,235	2,361	-	-	4,769	302,446
Financial assets at fair value through other comprehensive income	18,829	5,843	1	425	51,955	-	-	733	-	-	141	77,927
Other assets	439	224	6	12	1	10	18	98	-	34	8	850
Total on-balance sheet	226,483	363,415	17,362	35,506	338,770	11,956	15,799	29,648	160,618	41,346	19,838	1,260,741

Off-balance sheet:
Contingent liabilities	1,150	5,501	3,187	1,260	1,678	3,223	1,005	2,283	-	155	2,167	21,609
Loan commitments	1,813	53,936	39,638	14,002	1,398	25,780	17,165	24,554	12,385	119,807	22,571	333,049
Total off-balance sheet	2,963	59,437	42,825	15,262	3,076	29,003	18,170	26,837	12,385	119,962	24,738	354,658
Total	229,446	422,852	60,187	50,768	341,846	40,959	33,969	56,485	173,003	161,308	44,576	1,615,399

As at 31 December 2019
On-balance sheet:
Cash and balances at central banks	7	73	-	-	150,178	-	-	-	-	-	-	150,258
Cash collateral and settlement balances	16,599	55,262	516	64	9,251	536	51	642	-	-	335	83,256
Loans and advances at amortised cost	8,788	20,473	8,323	24,403	23,847	5,346	10,031	17,125	154,479	55,232	11,068	339,115
Reverse repurchase agreements and other similar secured lending	1,172	2,134	-	-	73	-	-	-	-	-	-	3,379
Trading portfolio assets	2,872	9,049	2,787	1,053	33,092	2,996	842	3,158	-	-	2,268	58,117
Financial assets at fair value through the income statement	10,747	97,849	634	6,909	5,353	45	-	3,569	358	-	127	125,591
Derivative financial instruments	125,323	83,285	2,049	2,273	7,811	3,077	562	1,520	-	2	3,334	229,236
Financial assets at fair value through other comprehensive income	18,596	4,370	-	286	40,763	-	-	430	-	-	282	64,727
Other assets	897	322	1	5	2	7	2	109	-	18	12	1,375
Total on-balance sheet	185,001	272,817	14,310	34,993	270,370	12,007	11,488	26,553	154,837	55,252	17,426	1,055,054

Off-balance sheet:
Contingent liabilities	1,250	8,043	3,549	703	1,981	3,318	1,072	2,831	-	109	1,671	24,527
Loan commitments	1,909	47,815	42,148	14,358	1,704	29,877	14,711	22,932	10,060	124,841	24,100	334,455
Total off-balance sheet	3,159	55,858	45,697	15,061	3,685	33,195	15,783	25,763	10,060	124,950	25,771	358,982
Total	188,160	328,675	60,007	50,054	274,055	45,202	27,271	52,316	164,897	180,202	43,197	1,414,036

Balance Sheet credit quality (audited)
Balance sheet credit quality (audited)
	PD range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2020
Cash and balances at central banks	191,127	-	-	191,127	100	-	-	100
Cash collateral and settlement balances	90,633	10,725	9	101,367	89	11	-	100
Loans and advances at amortised cost:
Home loans	150,748	6,310	2,589	159,647	94	4	2	100
Credit cards, unsecured and other retail lending	15,870	22,427	2,516	40,813	39	55	6	100
Wholesale loans	105,968	31,538	4,666	142,172	75	22	3	100
Total loans and advances at amortised cost	272,586	60,275	9,771	342,632	79	18	3	100
Reverse repurchase agreements and other similar secured lending	9,019	12	-	9,031	100	-	-	100
Trading portfolio assets:
Debt securities	51,395	4,871	216	56,482	91	9	-	100
Traded loans	704	5,107	2,537	8,348	9	61	30	100
Total trading portfolio assets	52,099	9,978	2,753	64,830	81	15	4	100
Financial assets at fair value through the income statement:
Loans and advances	16,467	14,369	43	30,879	53	47	-	100
Debt securities	1,126	521	46	1,693	66	31	3	100
Reverse repurchase agreements	95,376	41,566	674	137,616	70	30	-	100
Other financial assets	330	13	-	343	96	4	-	100
Total financial assets at fair value through the income statement	113,299	56,469	763	170,531	67	33	-	100
Derivative financial instruments	282,617	19,352	477	302,446	94	6	-	100
Financial assets at fair value through other comprehensive income	77,919	8	-	77,927	100	-	-	100
Other assets	778	68	4	850	92	8	-	100
Total on-balance sheet	1,090,077	156,887	13,777	1,260,741	87	12	1	100

As at 31 December 2019
Cash and balances at central banks	150,258	-	-	150,258	100	-	-	100
Cash collateral and settlement balances	73,122	10,134	-	83,256	88	12	-	100
Loans and advances at amortised cost:
Home loans	146,269	5,775	2,435	154,479	94	4	2	100
Credit cards, unsecured and other retail lending	20,750	31,425	3,121	55,296	38	56	6	100
Wholesale loans	97,854	28,150	3,336	129,340	75	22	3	100
Total loans and advances at amortised cost	264,873	65,350	8,892	339,115	78	19	3	100
Reverse repurchase agreements and other similar secured lending	3,290	89	-	3,379	97	3	-	100
Trading portfolio assets:
Debt securities	49,117	3,479	143	52,739	93	7	-	100
Traded loans	864	3,219	1,295	5,378	16	60	24	100
Total trading portfolio assets	49,981	6,698	1,438	58,117	86	12	2	100
Financial assets at fair value through the income statement:
Loans and advances	14,467	7,993	232	22,692	64	35	1	100
Debt securities	4,806	413	30	5,249	91	8	1	100
Reverse repurchase agreements	62,475	34,232	180	96,887	65	35	-	100
Other financial assets	757	6	-	763	99	1	-	100
Total financial assets at fair value through the income statement	82,505	42,644	442	125,591	66	34	-	100
Derivative financial instruments	216,103	13,012	121	229,236	94	6	-	100
Financial assets at fair value through other comprehensive income	64,727	-	-	64,727	100	-	-	100
Other assets	1,242	133	-	1,375	90	10	-	100
Total on-balance sheet	906,101	138,060	10,893	1,055,054	86	13	1	100

Credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (audited)
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2020
1-3	0.0 to <0.05%	Strong	82,312	3,095	-	85,407	6	35	-	41	85,366	-
4-5	0.05 to <0.15%	Strong	101,309	9,715	-	111,024	34	25	-	59	110,965	0.1
6-8	0.15 to <0.30%	Strong	30,697	6,263	-	36,960	47	64	-	111	36,849	0.3
9-11	0.30 to <0.60%	Strong	34,601	5,093	-	39,694	120	168	-	288	39,406	0.7
12-14	0.60 to <2.15%	Satisfactory	29,498	8,399	-	37,897	379	593	-	972	36,925	2.6
15-19	2.15 to <10%	Satisfactory	8,125	9,136	-	17,261	302	1,283	-	1,585	15,676	9.2
19	10 to <11.35%	Satisfactory	3,505	4,437	-	7,942	73	195	-	268	7,674	3.4
20-21	11.35 to <100%	Higher Risk	917	4,868	-	5,785	72	1,201	-	1,273	4,512	22.0
22	100%	Credit Impaired	-	-	8,997	8,997	-	-	3,738	3,738	5,259	41.5
Total			290,964	51,006	8,997	350,967	1,033	3,564	3,738	8,335	342,632	2.4

As at 31 December 2019
1-3	0.0 to <0.05%	Strong	91,993	1,615	-	93,608	13	13	-	26	93,582	-
4-5	0.05 to <0.15%	Strong	92,668	7,704	-	100,372	12	12	-	24	100,348	-
6-8	0.15 to <0.30%	Strong	29,187	4,444	-	33,631	23	5	-	28	33,603	0.1
9-11	0.30 to <0.60%	Strong	34,515	2,932	-	37,447	91	16	-	107	37,340	0.3
12-14	0.60 to <2.15%	Satisfactory	35,690	4,341	-	40,031	210	187	-	397	39,634	1.0
15-19	2.15 to <10%	Satisfactory	9,041	9,190	-	18,231	232	981	-	1,213	17,018	6.7
19	10 to <11.35%	Satisfactory	5,235	3,629	-	8,864	62	104	-	166	8,698	1.9
20-21	11.35 to <100%	Higher Risk	937	4,379	-	5,316	64	1,055	-	1,119	4,197	21.0
22	100%	Credit Impaired	-	-	7,923	7,923	-	-	3,228	3,228	4,695	40.7
Total			299,266	38,234	7,923	345,423	707	2,373	3,228	6,308	339,115	1.8

Credit risk profile by internal PD grade for contingent liabilities (audited)[a]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2020
1-3	0.0 to <0.05%	Strong	6,178	189	-	6,367	1	-	-	1	6,366	-
4-5	0.05 to <0.15%	Strong	2,765	428	-	3,193	3	2	-	5	3,188	0.2
6-8	0.15 to <0.30%	Strong	1,468	165	-	1,633	3	3	-	6	1,627	0.4
9-11	0.30 to <0.60%	Strong	3,524	552	-	4,076	5	33	-	38	4,038	0.9
12-14	0.60 to <2.15%	Satisfactory	2,712	546	-	3,258	8	25	-	33	3,225	1.0
15-19	2.15 to <10%	Satisfactory	305	398	-	703	7	21	-	28	675	4.0
19	10 to <11.35%	Satisfactory	264	423	-	687	17	83	-	100	587	14.6
20-21	11.35 to <100%	Higher Risk	40	769	-	809	-	61	-	61	748	7.5
22	100%	Credit Impaired	-	-	654	654	-	-	10	10	644	1.5
Total			17,256	3,470	654	21,380	44	228	10	282	21,098	1.3

As at 31 December 2019
1-3	0.0 to <0.05%	Strong	6,947	118	-	7,065	3	-	-	3	7,062	-
4-5	0.05 to <0.15%	Strong	4,199	40	-	4,239	1	-	-	1	4,238	-
6-8	0.15 to <0.30%	Strong	2,953	103	-	3,056	1	-	-	1	3,055	-
9-11	0.30 to <0.60%	Strong	4,551	136	-	4,687	2	2	-	4	4,683	0.1
12-14	0.60 to <2.15%	Satisfactory	2,529	654	-	3,183	7	8	-	15	3,168	0.5
15-19	2.15 to <10%	Satisfactory	663	244	-	907	4	8	-	12	895	1.3
19	10 to <11.35%	Satisfactory	421	172	-	593	9	9	-	18	575	3.0
20-21	11.35 to <100%	Higher Risk	117	282	-	399	-	30	-	30	369	7.5
22	100%	Credit Impaired	-	-	355	355	-	-	5	5	350	1.4
Total			22,380	1,749	355	24,484	27	57	5	89	24,395	0.4

Credit risk profile by internal PD grade for loan commitments (audited)[a]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2020
1-3	0.0 to <0.05%	Strong	60,525	5,525	-	66,050	4	2	-	6	66,044	-
4-5	0.05 to <0.15%	Strong	74,860	6,322	-	81,182	12	16	-	28	81,154	-
6-8	0.15 to <0.30%	Strong	51,255	6,719	-	57,974	17	47	-	64	57,910	0.1
9-11	0.30 to <0.60%	Strong	43,650	6,950	-	50,600	17	72	-	89	50,511	0.2
12-14	0.60 to <2.15%	Satisfactory	30,994	9,908	-	40,902	119	131	-	250	40,652	0.6
15-19	2.15 to <10%	Satisfactory	5,702	4,971	-	10,673	27	113	-	140	10,533	1.3
19	10 to <11.35%	Satisfactory	4,886	5,129	-	10,015	11	25	-	36	9,979	0.4
20-21	11.35 to <100%	Higher Risk	811	3,897	-	4,708	5	124	-	129	4,579	2.7
22	100%	Credit Impaired	-	-	1,676	1,676	-	-	40	40	1,636	2.4
Total			272,683	49,421	1,676	323,780	212	530	40	782	322,998	0.2

As at 31 December 2019
1-3	0.0 to <0.05%	Strong	85,908	1,025	-	86,933	2	1	-	3	86,930	-
4-5	0.05 to <0.15%	Strong	70,112	1,889	-	72,001	5	1	-	6	71,995	-
6-8	0.15 to <0.30%	Strong	53,340	1,019	-	54,359	8	1	-	9	54,350	-
9-11	0.30 to <0.60%	Strong	44,097	1,592	-	45,689	13	1	-	14	45,675	-
12-14	0.60 to <2.15%	Satisfactory	36,112	3,955	-	40,067	30	26	-	56	40,011	0.1
15-19	2.15 to <10%	Satisfactory	4,913	3,857	-	8,770	8	55	-	63	8,707	0.7
19	10 to <11.35%	Satisfactory	3,662	2,106	-	5,768	4	7	-	11	5,757	0.2
20-21	11.35 to <100%	Higher Risk	616	1,993	-	2,609	-	21	-	21	2,588	0.8
22	100%	Credit Impaired	-	-	580	580	-	-	50	50	530	8.6
Total			298,760	17,436	580	316,776	70	113	50	233	316,543	0.1

Note

a Excludes loan commitments and financial guarantees of £9.5bn (2019: £17.7bn) carried at fair value.

Derivative assets (audited)
Derivative assets (audited)
	2020			2019
	Balance sheetassets	Counterpartynetting	Netexposure	Balance sheetassets	Counterpartynetting	Netexposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	85,115	68,108	17,007	56,606	44,284	12,322
Interest rate	172,334	128,072	44,262	142,468	106,589	35,879
Credit derivatives	4,605	3,584	1,021	8,215	6,589	1,626
Equity and stock index	38,972	32,183	6,789	20,806	17,517	3,289
Commodity derivatives	1,420	1,133	287	1,141	1,019	122
Total derivative assets	302,446	233,080	69,366	229,236	175,998	53,238
Cash collateral held			43,291			33,411
Net exposure less collateral			26,075			19,827

Management Value at Risk (audited)
Management VaR (95%, one day) (audited)
	2020			2019
	Average	High[a]	Low[a]	Average	High[a]	Low[a]
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	20	38	10	12	17	8
Interest rate risk	10	17	6	6	11	3
Equity risk	13	35	6	10	22	5
Basis risk	10	16	7	8	11	6
Spread risk	5	9	3	4	5	3
Foreign exchange risk	5	7	2	3	5	2
Commodity risk	1	1	-	1	2	-
Inflation risk	2	3	1	2	3	1
Diversification effect[a]	(34)	n/a	n/a	(23)	n/a	n/a
Total management VaR	32	57	18	23	29	17

Deposit funding (audited)
Deposit funding (audited)
	2020			2019
Funding of loans and advances	Loans and advances at amortised cost	Deposits at amortised cost	Loan: depositratio[a]	Loan: depositratio
As at 31 December 2020	£bn	£bn	%	%
Barclays UK	214	240	89%	96%
Barclays International	123	241	51%	63%
Head Office	6	-
Barclays Group	343	481	71%	82%

Note

a The loan: deposit ratio is calculated as loans and advances at amortised cost divided by deposits at amortised cost.

Contractual maturity of financial assets and liabilities (audited)
Contractual maturity of financial assets and liabilities (audited)
As at31 December 2020	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	190,347	182	598	-	-	-	-	-	-	-	191,127
Cash collateral and settlement balances	1,177	100,190	-	-	-	-	-	-	-	-	101,367
Loans and advances at amortised cost	14,098	11,970	8,388	4,956	5,234	25,392	22,133	36,286	47,944	166,231	342,632
Reverse repurchase agreements and other similar secured lending	150	8,698	-	-	-	-	183	-	-	-	9,031
Trading portfolio assets	127,950	-	-	-	-	-	-	-	-	-	127,950
Financial assets at fair value through the income statement	17,377	123,044	7,548	6,960	4,151	4,911	1,346	2,431	2,345	5,038	175,151
Derivative financial instruments	301,880	23	-	-	-	70	55	310	87	21	302,446
Financial assets at fair value through other comprehensive income	-	9,655	3,517	1,393	948	6,469	5,566	17,552	24,450	9,138	78,688
Other financial assets	357	451	19	22	-	1	-	-	-	-	850
Total financial assets	653,336	254,213	20,070	13,331	10,333	36,843	29,283	56,579	74,826	180,428	1,329,242
Other assets											20,272
Total assets											1,349,514
Liabilities
Deposits at amortised cost	410,894	41,468	15,886	5,073	3,082	2,264	625	601	764	379	481,036
Cash collateral and settlement balances	1,900	83,523	-	-	-	-	-	-	-	-	85,423
Repurchase agreements and other similar secured borrowing	4	3,276	-	-	-	1,400	2,329	7,073	-	92	14,174
Debt securities in issue	-	16,344	4,048	5,100	1,937	5,780	10,402	13,608	12,721	5,856	75,796
Subordinated liabilities	-	1,589	3,209	294	-	2,192	14	989	6,915	1,139	16,341
Trading portfolio liabilities	47,405	-	-	-	-	-	-	-	-	-	47,405
Financial liabilities designated at fair value	15,555	172,153	8,677	5,067	2,938	8,594	6,939	8,580	8,344	12,918	249,765
Derivative financial instruments	299,795	1	49	-	-	79	67	185	196	403	300,775
Other financial liabilities	101	2,915	49	46	45	738	156	273	436	210	4,969
Total financial liabilities	775,654	321,269	31,918	15,580	8,002	21,047	20,532	31,309	29,376	20,997	1,275,684
Other liabilities											6,948
Total liabilities											1,282,632
Cumulative liquidity gap	(122,318)	(189,374)	(201,222)	(203,471)	(201,140)	(185,344)	(176,593)	(151,323)	(105,873)	53,558	66,882

Contractual maturity of financial assets and liabilities (audited)
As at31 December 2019	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan ninemonths	Over ninemonths butnot morethan oneyear	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	149,383	766	109	-	-	-	-	-	-	-	150,258
Cash collateral and settlement balances	2,022	81,231	3	-	-	-	-	-	-	-	83,256
Loans and advances at amortised cost	14,824	10,944	13,108	7,738	7,031	21,771	22,478	37,408	40,702	163,111	339,115
Reverse repurchase agreements and other similar secured lending	13	3,097	-	-	-	77	190	-	-	2	3,379
Trading portfolio assets	114,195	-	-	-	-	-	-	-	-	-	114,195
Financial assets at fair value through the income statement	14,279	89,355	13,979	3,443	1,317	1,664	512	953	2,302	5,282	133,086
Derivative financial instruments	229,063	30	-	-	-	7	24	9	79	24	229,236
Financial assets at fair value through other comprehensive income	-	6,694	3,241	1,164	1,159	7,711	6,521	11,896	21,195	6,169	65,750
Other financial assets	895	441	25	-	14	-	-	-	-	-	1,375
Total financial assets	524,674	192,558	30,465	12,345	9,521	31,230	29,725	50,266	64,278	174,588	1,119,650
Other assets											20,579
Total assets											1,140,229
Liabilities
Deposits at amortised cost	348,337	42,357	10,671	3,861	4,067	3,935	930	530	545	554	415,787
Cash collateral and settlement balances	3,053	64,275	13	-	-	-	-	-	-	-	67,341
Repurchase agreements and other similar secured borrowing	7	2,755	10	-	-	10,007	1,201	470	-	67	14,517
Debt securities in issue	-	12,795	6,560	4,147	3,123	8,387	3,325	18,189	14,342	5,501	76,369
Subordinated liabilities	-	207	78	75	832	4,979	3,266	1,075	5,979	1,665	18,156
Trading portfolio liabilities	36,916	-	-	-	-	-	-	-	-	-	36,916
Financial liabilities designated at fair value	13,952	127,939	10,890	6,519	3,798	6,981	6,235	7,706	7,127	13,179	204,326
Derivative financial instruments	228,617	1	-	8	-	36	42	42	88	370	229,204
Other financial liabilities	251	2,361	55	52	50	1,110	138	242	351	409	5,019
Total financial liabilities	631,133	252,690	28,277	14,662	11,870	35,435	15,137	28,254	28,432	21,745	1,067,635
Other liabilities											6,934
Total liabilities											1,074,569
Cumulative liquidity gap	(106,459)	(166,591)	(164,403)	(166,720)	(169,069)	(173,274)	(158,686)	(136,674)	(100,828)	52,015	65,660

Contractual maturity of financial liabilities - undiscounted (audited)
Contractual maturity of financial liabilities - undiscounted (audited)
	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Deposits at amortised cost	410,894	41,468	15,886	8,156	2,893	599	768	385	481,049
Cash collateral and settlement balances	1,900	83,523	-	-	-	-	-	-	85,423
Repurchase agreements and other similar secured borrowing	4	3,276	-	-	3,729	7,089	-	154	14,252
Debt securities in issue	-	16,368	4,058	7,061	16,684	14,715	14,882	9,852	83,620
Subordinated liabilities	-	1,597	3,328	311	2,498	1,152	8,578	1,587	19,051
Trading portfolio liabilities	47,405	-	-	-	-	-	-	-	47,405
Financial liabilities designated at fair value	15,555	172,186	8,683	8,007	15,604	8,586	8,369	20,835	257,825
Derivative financial instruments	299,795	1	49	-	147	187	204	443	300,826
Other financial liabilities	101	2,929	62	116	981	338	557	248	5,332
Total financial liabilities	775,654	321,348	32,066	23,651	42,536	32,666	33,358	33,504	1,294,783

As at 31 December 2019
Deposits at amortised cost	348,337	42,369	10,682	7,946	4,869	532	554	595	415,884
Cash collateral and settlement balances	3,053	64,297	13	-	-	-	-	-	67,363
Repurchase agreements and other similar secured borrowing	7	2,758	10	-	11,300	485	-	149	14,709
Debt securities in issue	-	12,850	6,589	7,305	12,330	19,132	16,657	9,398	84,261
Subordinated liabilities	-	207	78	950	9,822	1,286	7,192	3,025	22,560
Trading portfolio liabilities	36,916	-	-	-	-	-	-	-	36,916
Financial liabilities designated at fair value	13,952	128,064	11,020	10,609	13,507	8,054	7,519	19,392	212,117
Derivative financial instruments	228,617	2	-	8	80	45	99	378	229,229
Other financial liabilities	251	2,372	65	126	1,337	351	565	448	5,515
Total financial liabilities	631,133	252,919	28,457	26,944	53,245	29,885	32,586	33,385	1,088,554

Maturity analysis of off-balance sheet commitments received (audited)
Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Guarantees, letters of credit and credit insurance	26,368	86	37	68	8	18	14	47	40	25	26,711
Other commitments received	92	-	-	-	-	-	-	-	-	-	92
Total off-balance sheet commitments received	26,460	86	37	68	8	18	14	47	40	25	26,803

As at 31 December 2019
Guarantees, letters of credit and credit insurance	13,091	106	22	81	-	11	12	21	12	34	13,390
Other commitments received	91	-	-	-	-	-	-	-	-	-	91
Total off-balance sheet commitments received	13,182	106	22	81	-	11	12	21	12	34	13,481

Maturity analysis of off-balance sheet commitments given (audited)
Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Contingent liabilities	21,307	213	57	6	1	25	-	-	-	-	21,609
Documentary credits and other short-term trade related transactions	1,084	1	1	-	-	-	-	-	-	-	1,086
Standby facilities, credit lines and other commitments	330,499	564	93	123	95	160	199	202	21	7	331,963
Total off-balance sheet commitments given	352,890	778	151	129	96	185	199	202	21	7	354,658

As at 31 December 2019
Contingent liabilities	23,586	366	86	125	140	143	42	28	3	8	24,527
Documentary credits and other short-term trade related transactions	1,287	3	1	-	-	-	-	-	-	-	1,291
Standby facilities, credit lines and other commitments	328,623	1,133	792	973	639	269	98	273	139	225	333,164
Total off-balance sheet commitments given	353,496	1,502	879	1,098	779	412	140	301	142	233	358,982

Captial resources (audited)
Capital ratios[a,b,c]
As at 31 December	2020	2019
CET1	15.1%	13.8%
Tier 1 (T1)	19.0%	17.7%
Total regulatory capital	22.1%	21.6%

Capital resources (audited)
	2020	2019
As at 31 December	£m	£m
Total equity excluding non-controlling interests per the balance sheet	65,797	64,429
Less: other equity instruments (recognised as AT1 capital)	(11,172)	(10,871)
Adjustment to retained earnings for foreseeable dividends and other equity coupons	(204)	(1,096)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1,146)	(1,746)
Goodwill and intangible assets	(6,914)	(8,109)
Deferred tax assets that rely on future profitability excluding temporary differences	(595)	(479)
Fair value reserves related to gains or losses on cash flow hedges	(1,575)	(1,002)
Gains or losses on liabilities at fair value resulting from own credit	870	260
Defined benefit pension fund assets	(1,326)	(1,594)
Direct and indirect holdings by an institution of own CET1 instruments	(50)	(50)
Adjustment under IFRS 9 transitional arrangements	2,556	1,126
Other regulatory adjustments	55	(55)
CET1 capital	46,296	40,813

AT1 capital
Capital instruments and related share premium accounts	11,172	10,871
Qualifying AT1 capital (including minority interests) issued by subsidiaries	646	687
Other regulatory adjustments and deductions	(80)	(130)
AT1 capital	11,738	11,428

T1 capital	58,034	52,241

T2 capital
Capital instruments and related share premium accounts	7,836	7,650
Qualifying T2 capital (including minority interests) issued by subsidiaries	1,893	3,984
Credit risk adjustments (excess of impairment over expected losses)	57	16
Other regulatory adjustments and deductions	(160)	(250)
Total regulatory capital	67,660	63,641

Functional currency of the operation (audited)
Functional currency of operations (audited)
	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre-economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2020
USD	24,204	(7,666)	(764)	15,774	(6,193)	9,581
EUR	5,275	(952)	(3)	4,320	(286)	4,034
JPY	582	-	-	582	-	582
Other currencies	2,020	(42)	(24)	1,954	-	1,954
Total	32,081	(8,660)	(791)	22,630	(6,479)	16,151

As at 31 December 2019
USD	25,607	(10,048)	(1,111)	14,448	(5,339)	9,109
EUR	3,068	(3)	-	3,065	(1,122)	1,943
JPY	533	-	-	533	-	533
Other currencies	2,001	-	(34)	1,967	-	1,967
Total	31,209	(10,051)	(1,145)	20,013	(6,461)	13,552

Net interest income sensitivity (AEaR) by business unit and Analysis of equity sensivity (audited)
Net interest income sensitivity (AEaR) by business unit[a] (audited)
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
As at 31 December 2020
+25bps	10	86	4	100
-25bps	(141)	(263)	(4)	(408)

As at 31 December 2019
+25bps	16	25	4	45
-25bps	(57)	(74)	(4)	(135)

Net interest income sensitivity (AEaR) by currency (audited)
	2020		2019
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
As at 31 December	£m	£m	£m	£m
GBP	48	(313)	38	(93)
USD	48	(63)	29	(32)
EUR	10	(34)	(10)	(20)
Other currencies	(6)	2	(12)	10
Total	100	(408)	45	(135)

Analysis of equity sensitivity (audited)
	2020		2019
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
As at 31 December	£m	£m	£m	£m
Net interest income	100	(408)	45	(135)
Taxation effects on the above	(27)	110	(11)	34
Effect on profit for the year	73	(298)	34	(101)
As percentage of net profit after tax	3.0%	(12.1%)	1.0%	(3.0%)

Effect on profit for the year (per above)	73	(298)	34	(101)
Fair value through other comprehensive income reserve	(437)	453	(321)	329
Cash flow hedge reserve	(570)	570	(534)	534
Taxation effects on the above	272	(276)	214	(216)
Effect on equity	(662)	449	(608)	546
As percentage of equity	(1.0%)	0.7%	(0.9%)	0.8%